INCOME TAX EXPENSE (Reconciliation of effective income tax) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of income tax [Abstract]
Income before income tax	$ 1,159,359	$ 826,564	$ 2,031,567
Income tax expense at statutory tax rate	(350,896)	(247,592)	(604,493)
Non taxable income	118,540	71,101	102,870
Non deductible expenses	0	(476)	(16,201)
Effect of currency translation on tax base	(66,157)	33,133	161,536
Increase of unrecognized tax losses carried-forward	0	(73,842)	0
Recovery of income tax	7,025	0	15,449
Effect of changes in tax law	0	21,157	(28,596)
Income tax expense	$ (291,488)	$ (196,519)	$ (369,435)